Investment Objectives and Goals	Feb. 23, 2026
Hilton BDC Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	HILTON BDC CORPORATE BOND ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hilton BDC Corporate Bond ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Solactive Hilton Capital BDC Corporate Bond TR Index (the “Index”).
Hilton Small-MidCap Opportunity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Hilton Small-MidCap Opportunity ETF- Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hilton Small-MidCap Opportunity ETF (the “Fund”) seeks long-term capital appreciation.